Mar. 01, 2020
T. Rowe Price U.S. Bond Enhanced Index Fund
Supplement to Prospectus Dated March 1, 2020

The fund’s Board of Directors has approved changes to the fund’s name and fee structure. These changes will become effective on October 1, 2020.

Effective October 1, 2020, the fund will change its name from the T. Rowe Price U.S. Bond Enhanced Index Fund to the T. Rowe Price QM U.S. Bond Index Fund.

The fund currently pays T. Rowe Price an annual all-inclusive management fee of 0.30% based on the fund’s average daily net assets. The management fee is calculated and accrued daily and it includes investment management services and ordinary, recurring operating expenses, but does not cover interest; expenses related to borrowings, taxes, and brokerage and other transaction costs; or nonrecurring, extraordinary expenses.

Effective October 1, 2020, the fund will begin paying T. Rowe Price an annual investment management fee of 0.07% based on the fund’s average daily net assets and the fund will bear its own operating expenses, subject to certain limitations. Also effective October 1, 2020, T. Rowe Price has agreed to limit the fund’s total expense ratio to 0.25% of the fund’s average daily net assets, through at least February 28, 2023, and T. Rowe Price has agreed to a permanent expense limitation that will not expire limiting the fund’s total expense ratio to no more than 0.30% of the fund’s average daily net assets.

Effective October 1, 2020, the following changes will be made to the prospectus:

The fee table and expense example on page 1 will be revised as follows:

Fees and Expenses of the Fund

Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20	[a]
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.07%[b]
Distribution and service (12b-1) fees	—
Other expenses	0.20
Total annual fund operating expenses	0.27
Fee waiver/expense reimbursement	(0.02)[b,c]
Total annual fund operating expenses after fee waiver/expense reimbursement	0.25	[b,c]

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b Restated to reflect current fees.

c  T. Rowe Price Associates, Inc., has contractually agreed (through February 28, 2023) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the fund’s ratio of expenses to exceed 0.25% of the fund’s average daily net assets. The agreement may only be terminated at any time after February 28, 2023, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s expense ratio is below 0.25%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the fund’s expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the fund’s current expense limitation.

Example This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that any current expense limitation arrangement remains in place for the period noted in the table above; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years
$26	$82	$147	$338

The second paragraph under “Principal Investment Strategies” on page 2 will be revised as follows:

While the fund’s portfolio is structured to have similar overall characteristics to the fund’s benchmark index, the portfolio manager may adjust certain holdings in relation to their weighting in the index and rely on quantitative models (as indicated by the “QM” in the fund’s name) in an attempt to generate a modest amount of outperformance over the index. These quantitative models are designed to help replicate the overall risk factors and other characteristics of the index in a more efficient manner and to inform overweighting and underweighting of sub-sectors relative to the index, which are designed in part to provide performance that incrementally exceeds that of the index. In conjunction with the quantitative models, the portfolio manager evaluates specific traits and sectors within the fund’s benchmark index and, within each broad segment of the index (such as corporate bonds, U.S. government securities, and asset- and mortgage-backed securities), selects a set of U.S. dollar-denominated bonds that represents key benchmark traits. The most important of these traits are interest rate sensitivity, credit quality, and sector diversification, although other characteristics may be considered. Based on the portfolio manager’s evaluation of quantitative models, and views as to the relative value or attractiveness of a specific trait or sector, the fund places a slightly greater or lesser emphasis on certain index characteristics than their representation in the index. This could result in the fund being underweight or overweight in certain sectors versus the benchmark index, or having a duration that differs from that of the index.

The descriptions of enhanced index investing and tracking error under “Principal Risks” on page 3 will be revised as follows:

Index investing Although the adviser seeks to match or incrementally exceed the performance of the fund’s benchmark index using quantitative models and the analysis of specific metrics to construct the fund’s portfolio, holdings are generally not reallocated based on changes in market conditions or outlook for a specific security, industry, or market sector.

Tracking error The fund’s attempt to achieve an incremental return above the index could result in a greater chance of tracking error when compared with a fund that strictly follows a passive indexing strategy. Index funds are generally subject to the risk that their returns will be slightly below the returns of the index they are designed to track (referred to as “tracking error”) because the funds incur fees and transaction expenses while the index has no fees or expenses. The fund may experience tracking error due to changes in the composition of the index or the timing of purchases and redemptions of fund shares, or because it does not attempt to fully replicate its benchmark index. In addition, relying on quantitative models entails the risk that the models may be limited or incorrect, the data on which the models rely may be incorrect or incomplete, or the models may not be implemented as intended by the adviser, all of which could increase the fund’s tracking error.